Other Current Financial Assets (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Current Financial Assets	The breakdown of other financial assets of the Telefónica Group at December 31, 2022 and December 31, 2021 is as follows:

Millions of euros	12/31/2022	12/31/2021
Short-term credits	128	1,306
Short-term deposits and guarantees	439	760
Short-term derivative financial assets (Note 19)	712	995
Other current financial assets	1,165	774
Total	2,444	3,835